Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stockholders' Equity
Stockholders' Equity

NOTE 7 — STOCKHOLDERS’ EQUITY

Common Stock—The Company is currently authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of March 31, 2020 and December 31, 2019, there were 29,640,000 shares of common stock issued and outstanding including 22,509,588 and 22,552,141 shares subject to redemption, respectively.

Preferred Stock—The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2020 and December 31, 2019, there were no shares of preferred stock issued or outstanding.

NOTE 6—STOCKHOLDERS’ EQUITY

Common Stock—The Company is currently authorized to issue 100,000,000 shares of common stock with a par value of $0.0001 per share. Holders of common stock are entitled to one vote for each share. As of December 31, 2019 and 2018, there were 29,640,000 shares of common stock issued and outstanding including 22,552,141 and 22,831,030 shares subject to redemption, respectively.

Preferred Stock—The Company is authorized to issue 1,000,000 shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2019 and 2018, there were no shares of preferred stock issued or outstanding.